Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	The following was included in the condensed consolidated balance sheets at June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
Operating lease right-of-use assets	$3,304,287	$3,818,498

Operating lease liabilities, current portion	1,096,428	1,038,978
Operating lease liabilities, long-term	2,372,922	2,932,686
Total operating lease liabilities	$3,469,350	$3,971,664

Weighted-average remaining lease term (months)	38	43
Weighted average discount rate	9.35%	9.04%
Operating leases as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$3,818,498	$2,854,196

Operating lease liabilities, current portion	1,038,978	713,100
Operating lease liabilities, long-term	2,932,686	2,237,797
Total operating lease liabilities	$3,971,664	$2,950,897

Weighted-average remaining lease term (months)	43	47
Weighted average discount rate	9.04%	4.36%

Schedule of Operating Lease Liabilities	As of June 30, 2024, maturities of operating lease liabilities were as follows:
Year Ending December 31,	Amount
2024 (remaining)	$674,591
2025	1,304,733
2026	1,032,656
2027	766,969
2028	273,660
Total	4,052,609
Less: imputed interest	(583,259)
Total operating lease liabilities	$3,469,350

Estimated future minimum payments of operating leases for the next five years consists of the following as of December 31, 2023:
Year Ending December 31,	Amount
2024	$1,332,327
2025	1,304,733
2026	1,032,656
2027	766,969
2028	273,660
Total	4,710,345
Less: imputed interest	(738,681)
Total operating lease liabilities	$3,971,664

Schedule of Financing Lease Liabilities	As of June 30, 2024, maturities of financing lease liabilities were as follows:
Year Ending December 31,	Amount
2024 (remaining)	$105,665
2025	211,332
2026	211,332
2027	210,042
2028	28,833
Total	821,779
Less: amount representing interest	(74,684)
Total finance lease liabilities	$692,520
Estimated future minimum payments of finance leases for the next five years consists of the following as of December 31, 2023:
Year Ending December 31,	Amount
2024	$218,099
2025	211,332
2026	211,332
2027	210,042
2028	28,833
Total	879,638
Less: amount representing interest	(95,490)
Total finance lease liabilities	$784,148

Schedule of Components of Operating Lease Expense	The components of operating lease expense consisted of the following for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Fixed operating lease expense	$1,095,515	$700,091
Variable operating lease expense	485,048	354,845
Total operating lease expense	$1,580,563	$1,054,936

Schedule of Finance Leases	Finance leases as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Machinery and equipment	$1,126,004	$1,126,004
Office furniture and equipment	18,482	18,482
Total leased equipment (property and equipment)	1,144,486	1,144,486
Less: accumulated depreciation	(435,834)	(200,010)
Total leased equipment, net	$708,652	$944,476

Finance lease liabilities, current portion	178,906	185,718
Finance lease liabilities, long-term	605,242	784,148
Total finance lease liabilities	$784,148	$969,866

Weighted-average remaining lease term (months)	49	60
Weighted average discount rate	5.15%	5.15%

Schedule of Components of Finance Lease Expense	The components of finance lease expense consisted of the following for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Depreciation expense	$235,824	$195,561
Interest expense	49,754	49,784
Total finance lease expense	$285,578	$245,345